Offerings - Offering: 1	Jan. 09, 2026 USD ($)
Offering:
Rule 457(a)	true
Security Type	Equity
Amount Registered	5,000,000
Proposed Maximum Offering Price per Unit	0.20095
Maximum Aggregate Offering Price	$ 1,004,750
Offering Note
(1)

Pursuant to Rule 457(c) and 457(h) promulgated under the Act, the proposed maximum offering price per share for the shares reserved for issuance under the Plan was calculated on the basis of the average of the high and low prices of our Class B common stock as reported on the Nasdaq Capital Market on January 8, 2026. This registration statement also registers additional securities to be offered or issued upon adjustment or changes made to the registered securities by reason of any stock splits, stock dividends, or similar transactions as permitted by Rule 416 under the Securities Act.

(2)	The Registrant does not have any fee offsets.